Earnings (Loss) Per Share - Computation of Basic and Diluted Net Loss Per Share of Common Stock (Detail) (USD $)	3 Months Ended				9 Months Ended		12 Months Ended					3 Months Ended					9 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Series J Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2010 Series J Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Controlling Shareholders	Dec. 31, 2012 Controlling Shareholders	Sep. 30, 2012 Controlling Shareholders	Jun. 30, 2012 Controlling Shareholders	Mar. 31, 2012 Controlling Shareholders	Sep. 30, 2013 Controlling Shareholders	Sep. 30, 2012 Controlling Shareholders	Dec. 31, 2012 Controlling Shareholders	Dec. 31, 2011 Controlling Shareholders	Dec. 31, 2010 Controlling Shareholders	Sep. 30, 2013 Controlling Shareholders Series J Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2012 Controlling Shareholders Series J Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Controlling Shareholders Series J Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2012 Controlling Shareholders Series J Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Controlling Shareholders Series J Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Noncontrolling Shareholders	Dec. 31, 2012 Noncontrolling Shareholders	Sep. 30, 2012 Noncontrolling Shareholders	Jun. 30, 2012 Noncontrolling Shareholders	Mar. 31, 2012 Noncontrolling Shareholders	Sep. 30, 2013 Noncontrolling Shareholders	Sep. 30, 2012 Noncontrolling Shareholders	Dec. 31, 2012 Noncontrolling Shareholders	Dec. 31, 2011 Noncontrolling Shareholders	Dec. 31, 2010 Noncontrolling Shareholders	Sep. 30, 2013 Noncontrolling Shareholders Series J Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2012 Noncontrolling Shareholders Series J Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Noncontrolling Shareholders Series J Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2012 Noncontrolling Shareholders Series J Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Noncontrolling Shareholders Series J Redeemable Convertible Preferred Stock [Member]
Basic and diluted net income per share:
Net loss attributable to common stock								$ (90,434,568)	$ (296,136,691)			$ (21,156,773)		$ (19,990,435)			$ (47,896,411)	$ (77,840,649)	$ (93,066,715)								$ (4,346,354)		$ (4,005,071)			$ (9,822,624)	$ (15,108,629)	$ (18,273,694)
Deemed dividends related to the Repurchase Obligation on common stock attributable to controlling shareholders																			12,488,175															(12,488,175)
Deemed dividends due to issuance of Commitment Shares attributable to all shareholders																			(1,337,401)															(262,599)
Deemed dividends due to change in Series H and Series I Preferred Stock conversion price attributable to all shareholders					(14,400,000)							(11,982,712)					(11,986,242)										(2,461,676)					(2,458,146)
Deemed dividends related to the Repurchase Obligation on common stock attributable to controlling shareholders						(1,799,392)	(1,799,392)	(237,824)	(3,534,795)									12,488,175															(12,488,175)
Deemed dividends related to the Series H and I Preferred Stock attributable to all shareholders					(21,590,049)	(202,105,466)	(202,105,466)							(43,320,722)				(167,913,898)				(17,910,579)		(17,915,855)		(170,193,331)			(8,679,278)				(32,591,568)				(3,679,470)		(3,674,194)		(33,417,541)
Undistributed net loss								$ (90,434,568)	$ (296,136,691)			$ (51,050,064)		$ (63,311,157)			$ (77,798,508)	$ (233,266,372)	$ (252,109,272)								$ (10,487,500)		$ (12,684,349)			$ (15,954,964)	$ (60,188,372)	$ (64,442,009)
Basic and diluted weighted average number of common shares outstanding								189,671,299	44,274,077			170,672,339		170,560,715			170,645,985	171,573,632	171,336,891								35,062,174		34,171,729			34,996,177	33,301,911	33,642,080
Basic and diluted net loss per common share	$ (0.09)	$ (0.25)	$ (0.04)	$ (0.10)				$ (0.48)	$ (6.69)			$ (0.30)	$ (0.09)	$ (0.37)	$ (0.98)	$ (0.01)	$ (0.46)	$ (1.36)	$ (1.47)								$ (0.30)	$ (0.09)	$ (0.37)	$ (0.94)	$ (0.51)	$ (0.46)	$ (1.81)	$ (1.92)